SEC Schedule III, Real Estate and Accumulated Depreciation and Amortization Disclosure	12 Months Ended
Dec. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation and Amortization Disclosure

NetREIT, Inc. and Subsidiaries

Schedule III—Real Estate and Accumulated Depreciation and Amortization—as of December 31, 2016

All amounts are in thousands		Initial Cost				Total Cost			(1)
Property Name/Location	Encumbrances	Land Cost	Building and Improvements	Acquisition Price	Capitalized Improvements	Land Cost	Building & Improvements	Total Cost	Accumulated Depreciation	Reserve for Impairment	NBV Real Estate	Date Acquired	Year Built/ Renovated
Garden Gateway, CO Springs, CO	6,627	3,035	12,091	15,126	1,623	3,035	13,714	16,749	5,044	—	11,705	03/07	1982
Executive Park, CO Springs, CO	4,232	1,266	8,815	10,081	494	1,266	9,309	10,575	2,451	—	8,124	07/08	2000
Pacific Oaks Plaza, Escondido, CA	1,513	980	3,868	4,848	126	980	3,994	4,974	876	—	4,098	09/08	2005
Morena Center, San Diego, CA	2,225	1,333	5,203	6,536	731	1,333	5,934	7,267	1,688	500	5,079	01/09	1987
Genesis Plaza, San Diego, CA	6,610	1,400	8,600	10,000	1,415	1,400	10,015	11,415	2,744	—	8,671	03/09	1998
Dakota Center, Fargo, ND	10,678	832	8,743	9,575	2,945	832	11,688	12,520	2,371	—	10,149	08/10	1986
Rangewood Medical, CO Springs	958	572	2,058	2,630	404	572	2,462	3,034	732	248	2,054	05/11	1982
Shoreline Medical, Half Moon Bay	3,602	1,820	4,530	6,350	22	1,820	4,552	6,372	551	—	5,821	12/11	1971/2008
Port of San Diego Complex, SD, CA	9,852	9,613	4,887	14,500	1,070	9,655	5,957	15,612	1,460	—	14,152	05/12	1980
The Presidio, CO Springs, CO	6,000	1,325	5,950	7,275	866	1,325	6,816	8,141	1,532	—	6,609	11/12	1988
Bismarck Building, Bismarck, ND	4,159	413	4,926	5,339	1,116	413	6,042	6,455	1,063	—	5,392	03/14	1976
Union Terrace, Lakewood, CO	6,559	1,717	7,708	9,425	573	1,717	8,281	9,998	1,723	—	8,275	08/14	1982
Centennial Technology Center, CO	10,077	2,025	13,475	15,500	250	2,025	13,725	15,750	1,593	—	14,157	12/14	1999
Arapahoe Service Center, CO Springs	8,500	1,420	10,430	11,850	477	1,420	10,907	12,327	1,120	—	11,207	12/14	2000
West Fargo Industrial	4,435	1,693	6,207	7,900	87	1,693	6,294	7,987	356	—	7,631	08/15	1998/2005
300 N.P.	—	135	3,715	3,850	115	135	3,830	3,965	215	—	3,750	08/15	1922
Highland Court	6,829	3,608	9,442	13,050	556	3,608	9,998	13,606	1,094	—	12,512	08/15	1984
One Park Centre	6,500	1,206	7,944	9,150	166	1,206	8,110	9,316	801	—	8,515	08/15	1983
Shea Center II	17,727	2,214	23,747	25,961	143	2,214	23,890	26,104	1,695	—	24,409	12/15	2000
Total Office/Industrial properties	$117,083	$36,607	$152,339	$188,946	$13,179	$36,649	$165,518	$202,167	$29,109	$748	$172,310
World Plaza , San Bernardino, CA	—	1,698	6,232	7,930	702	1,698	6,934	8,632	2,179	700	5,753	09/07	1974
Regatta Square, Denver, CO	1,151	811	1,369	2,180	76	811	1,445	2,256	420	—	1,836	10/07	1996
Waterman Plaza, San Bernardino, CA	3,939	2,350	4,814	7,164	66	2,380	4,880	7,260	1,208	300	5,752	08/08	2008
Yucca Retail Ctr, Yucca Valley, CA	6,000	2,386	5,175	7,561	749	2,386	5,924	8,310	1,573	—	6,737	9/11, 5/12	1978
Union Town Center, CO Springs, CO	8,440	1,750	9,462	11,212	152	1,750	9,614	11,364	820	—	10,544	12/14	2003
Research	1,956	408	2,442	2,850	58	408	2,500	2,908	131	—	2,777	8/15	2003
Total Retail properties	$21,486	$9,403	$29,494	$38,897	$1,803	$9,433	$31,297	$40,730	$6,331	$1,000	$33,399
Model Homes-NDMHR, LP	7,604	1,902	11,064	12,966	—	1,902	11,063	12,965	466	—	12,499	2010-2016	2010-2016
Model Homes-DMH LP #201	250	63	460	523	—	63	460	523	51	—	472	2012-2014	2012-2014
Model Homes-DMH LP #202	4,456	1,023	6,304	7,327	—	1,023	6,304	7,327	188	—	7,139	2014-2016	2014-2016
Model Homes-DMH LP #203	4,540	1,005	5,636	6,641		1,005	5,636	6,641	56		6,585	2016	2016
Model Homes-NTMH LLC	5,410	1,199	7,029	8,228	—	1,199	7,029	8,228	110	—	8,118	2016	2016
Total Model Home properties	22,260	5,192	30,493	35,685	—	5,192	30,492	35,684	871	—	34,813
CONSOLIDATED TOTALS:	$160,829	$51,202	$212,326	$263,528	$14,982	$51,274	$227,307	$278,581	$36,311	$1,748	$240,522

(1)	Depreciation is computed on a straight-line basis using useful lives up to 39 years.

NetREIT, Inc. and Subsidiaries

Schedule III—Real Estate and Accumulated Depreciation and Amortization (continued)—as of

December 31, 2016

	For the Year Ended December 31,
	2016	2015
Real estate
Balance at the beginning of the year	$261,047,651	$224,730,052
Acquisitions	23,667,535	68,482,972
Improvements	4,150,213	2,854,939
Impairments	(948,053)	—
Dispositions of real estate	(11,083,652)	(35,020,312)

Balance at the end of the year	$276,833,694	$261,047,651

Accumulated depreciation and amortization
Balance at the beginning of the year	$(29,961,472)	$(26,540,852)
Depreciation and amortization expense	(10,256,185)	(7,784,917)
Dispositions of real estate	3,906,172	4,364,297

Balance at the end of the year	$(36,311,485)	$(29,961,472)